SHARE-BASED COMPENSATION EXPENSES - Restricted shares (Details) - Vested and Unissued Restricted Shares [Member] - $ / shares			12 Months Ended
	Mar. 17, 2021	Nov. 16, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested			63,125	18,125
Number of restricted shares, Granted	1,116,500	318,000	1,434,500	67,500	67,500
Number of restricted shares, Vested			(177,288)	(22,500)
Number of restricted shares, Un-vested			1,320,337	63,125
Weighted average grant-date fair value, Un-vested (in dollars per share)			$ 16.06	$ 20.09
Weighted average grant-date fair value, Granted (in dollars per share)			11.85	16.06
Weighted average grant-date fair value, Vested (in dollars per share)			13.35	19.31
Weighted average grant-date fair value, Un-vested (in dollars per share)			$ 11.85	$ 16.06